UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Christopher A. Madden
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – March 31, 2011

Item 1.  Schedule of Investments.

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments - As of March 31, 2011 (Unaudited)

Shares	Value

EQUITY INTERESTS - 96.4%

AUTOMOBILES & COMPONENTS - 0.4%
BorgWarner, Inc.*	1,575	$125,512

BANKS - 4.4%
Commerce Bancshares, Inc.	6,759	$273,334
East West Bancorp, Inc.	9,405	206,534
Fulton Financial Corp.	66,470	738,481
SVB Financial Group*	3,285	187,015
		$1,405,364

CAPITAL GOODS - 12.4%
AMETEK, Inc.	1,400	$61,418
BE Aerospace, Inc.*	10,650	378,394
Hubbell, Inc. - Class B	4,560	323,897
Joy Global, Inc.	5,445	538,020
KBR, Inc.	25,150	949,915
Oshkosh Corp.*	4,485	158,679
Pentair, Inc.	4,645	175,535
Regal-Beloit Corp.	5,110	377,271
SPX Corp.	1,030	81,772
Thomas & Betts Corp.*	9,610	571,507
Timken Co.	4,000	209,200
Woodward Governor Co.	5,080	175,565
		$4,001,173

CONSUMER DURABLES & APPAREL - 0.6%
Phillips-Van Heusen Corp.	3,125	$203,219

CONSUMER SERVICES - 4.0%
Brinker International, Inc.	20,705	$523,836
ITT Educational Services, Inc.*	1,120	80,808
Panera Bread Co. - Class A*	2,405	305,435
Service Corp. International	15,060	166,564
Sotheby's	3,050	160,430
WMS Industries, Inc.*	1,650	58,328
		$1,295,401

DIVERSIFIED FINANCIALS - 1.3%
Affiliated Managers Group, Inc.*	3,365	$368,030
SEI Investments Co.	2,645	63,163
		$431,193

ENERGY - 6.3%
Cimarex Energy Co.	10,490	$1,208,868
Oceaneering International, Inc.*	6,565	587,239
Southern Union Co.	4,640	132,797
Superior Energy Services, Inc.*	2,380	97,580
		$2,026,484

FOOD, BEVERAGE & TOBACCO - 2.0%
Corn Products International, Inc.	6,330	$328,021
Ralcorp Holdings, Inc.*	3,605	246,690
Universal Corp.	1,435	62,480
		$637,191

HEALTH CARE EQUIPMENT & SERVICES - 9.0%
Community Health Systems, Inc.*	10,015	$400,500
Health Management Associates, Inc. - Class A*	22,815	248,684
Health Net, Inc.*	10,005	327,163
Kinetic Concepts, Inc.*	6,245	339,853
LifePoint Hospitals, Inc.*	8,245	331,284
Lincare Holdings, Inc.	19,865	589,196
Mednax, Inc.*	2,320	154,535
Omnicare, Inc.	3,035	91,020
Owens & Minor, Inc.	4,805	156,066
Universal Health Services, Inc. - Class B	5,175	255,697
		$2,893,998

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
Church & Dwight Co., Inc.	2,325	$184,466
Energizer Holdings, Inc.*	2,565	182,525
		$366,991

INSURANCE - 6.4%
American Financial Group, Inc.	6,835	$239,361
Everest Re Group, Ltd.	1,360	119,925
HCC Insurance Holdings, Inc.	16,735	523,973
Protective Life Corp.	1,575	41,816
Reinsurance Group of America, Inc.	4,400	276,232
StanCorp Financial Group, Inc.	8,490	391,559
WR Berkley Corp.	15,137	487,563
		$2,080,429

MATERIALS - 5.6%
Albemarle Corp.	2,405	$143,747
Ashland, Inc.	5,850	337,896
Cytec Industries, Inc.	4,610	250,646
Lubrizol Corp.	3,120	417,955
Packaging Corp. of America	3,290	95,048
Reliance Steel & Aluminum Co.	2,000	115,560
Temple-Inland, Inc.	8,565	200,421
Valspar Corp.	6,725	262,947
		$1,824,220

PHARMACEUTICALS & BIOTECHNOLOGY - 3.5%
Endo Pharmaceuticals Holdings, Inc.*	21,290	$812,426
Medicis Pharmaceutical Corp. - Class A	5,270	168,851
Perrigo Co.	1,840	146,317
		$1,127,594

REAL ESTATE - 6.7%
Hospitality Properties Trust (REIT)	15,055	$348,523
Jones Lang LaSalle, Inc.	10,010	998,397
Rayonier, Inc. (REIT)	12,895	803,488
		$2,150,408

RETAILING - 10.6%
Advance Auto Parts, Inc.	5,925	$388,798
Aeropostale, Inc.*	13,745	334,278
American Eagle Outfitters, Inc.	14,095	223,970
Ascena Retail Group, Inc.*	3,370	109,222
Dick's Sporting Goods, Inc.*	6,890	275,462
Dollar Tree, Inc.*	5,202	288,815
Foot Locker, Inc.	9,925	195,721
Guess?, Inc.	4,080	160,548
PetSmart, Inc.	3,285	134,521
Rent-A-Center, Inc.	9,610	335,485
Ross Stores, Inc.	8,890	632,257
Williams-Sonoma, Inc.	8,490	343,845
		$3,422,922

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
Atmel Corp.*	9,555	$130,234
Fairchild Semiconductor International, Inc.*	16,340	297,388
Lam Research Corp.*	13,795	781,625
RF Micro Devices, Inc.*	20,005	128,232
Skyworks Solutions, Inc.*	2,805	90,938
		$1,428,417

SOFTWARE & SERVICES - 3.7%
Acxiom Corp.*	16,730	$240,076
Alliance Data Systems Corp.*	4,005	343,989
Factset Research Systems, Inc.	960	100,541
Rovi Corp.*	1,840	98,716
Synopsys, Inc.*	2,720	75,208
ValueClick, Inc.*	22,175	320,650
		$1,179,180

TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
Arrow Electronics, Inc.*	13,130	$549,884
Avnet, Inc.*	15,055	513,225
F5 Networks, Inc.*	1,200	123,084
Ingram Micro, Inc. - Class A*	12,490	262,665
Tech Data Corp.*	3,200	162,752
Vishay Intertechnology, Inc.*	26,340	467,272
		$2,078,882

TRANSPORTATION - 1.1%
Kansas City Southern*	6,725	$366,176

UTILITIES - 6.5%
DPL, Inc.	17,780	$487,350
Energen Corp.	13,610	859,063
Oneok, Inc.	7,210	482,205
UGI Corp.	8,410	276,689
		$2,105,307

TOTAL EQUITY INTERESTS - 96.4% (identified cost, $24,204,665)	$31,150,061

SHORT-TERM INVESTMENTS - 3.5%
Fidelity Government Money Market Fund, 0.01%(1)	1,130,296	$1,130,296

TOTAL SHORT-TERM INVESTMENTS - 3.5% (identified cost, $1,130,296)	$1,130,296

TOTAL INVESTMENTS — 99.9% (identified cost, $25,334,961)	$32,280,357

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%	28,963

NET ASSETS — 100.0%	$32,309,320

REIT — Real Estate Investment Trust
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of March 31, 2011.

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$7,008,807
Gross Unrealized Depreciation	(63,411)
Net Unrealized Appreciation	$6,945,396

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$31,150,061	$-	$-	$31,150,061
Short-Term Investments	-	1,130,296	-	1,130,296
Total Investments	$31,150,061	$1,130,296	$-	$32,280,357

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments - As of March 31, 2011 (Unaudited)

Shares	Value
EQUITY INTERESTS - 101.2%

CAPITAL GOODS - 11.8%
Cummins, Inc.	5,925	$649,498
Fluor Corp.	8,170	601,802
General Dynamics Corp.	8,675	664,158
Precision Castparts Corp.	4,265	627,723
		$2,543,181

CONSUMER DURABLES & APPAREL - 9.9%
Fossil, Inc.*	7,515	$703,780
Garmin, Ltd.	18,935	641,139
NIKE, Inc. - Class B	1,730	130,961
Polo Ralph Lauren Corp.	5,350	661,527
		$2,137,407

CONSUMER SERVICES - 3.2%
Starbucks Corp.	12,000	$443,400
WMS Industries, Inc.*	6,940	245,329
		$688,729

DIVERSIFIED FINANCIALS - 6.7%
CME Group, Inc.	2,095	$631,747
Ezcorp, Inc. - Class A*	22,480	705,647
IntercontinentalExchange, Inc.*	905	111,804
		$1,449,198

ENERGY - 16.0%
Atwood Oceanics, Inc.*	14,095	$654,431
Helmerich & Payne, Inc.	10,625	729,831
Murphy Oil Corp.	9,105	668,489
National Oilwell Varco, Inc.	9,035	716,205
Noble Corp.	14,815	675,860
		$3,444,816

FOOD & STAPLES RETAILING - 3.2%
Walgreen Co.	17,205	$690,609

FOOD, BEVERAGE & TOBACCO - 1.4%
The Coca-Cola Co.	4,410	$292,603

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
Amedisys, Inc.*	17,635	$617,225
Amsurg Corp.*	3,395	86,369
Becton Dickinson and Co.	650	51,753
Stryker Corp.	8,675	527,440
		$1,282,787

INSURANCE - 9.2%
Arch Capital Group, Ltd.*	6,940	$688,379
PartnerRe, Ltd.	8,095	641,448
RenaissanceRe Holdings, Ltd.	9,470	653,335
		$1,983,162

MATERIALS - 0.9%
Freeport-McMoRan Copper & Gold, Inc.	3,470	$192,759

PHARMACEUTICALS & BIOTECHNOLOGY - 9.7%
Amgen, Inc.*	12,795	$683,893
Endo Pharmaceuticals Holdings, Inc.*	14,960	570,873
Johnson & Johnson	14,095	835,129
		$2,089,895

RETAILING - 2.7%
Tiffany & Co.	9,325	$572,928

SOFTWARE & SERVICES - 7.5%
Google, Inc. - Class A*	1,300	$762,073
Microsoft Corp.	19,300	489,448
Oracle Corp.	10,915	364,234
		$1,615,755

TECHNOLOGY HARDWARE & EQUIPMENT - 9.9%
Apple, Inc.*	1,660	$578,427
Cisco Systems, Inc.	44,380	761,117
Western Digital Corp.*	21,250	792,412
		$2,131,956

TRANSPORTATION - 3.1%
Kirby Corp.*	11,635	$666,569

TOTAL EQUITY INTERESTS - 101.2% (identified cost, $20,368,420)	$21,782,354

SHORT-TERM INVESTMENTS - 0.0%
Fidelity Government Money Market Fund, 0.01% (1)	2,552	$2,552

TOTAL SHORT-TERM INVESTMENTS - 0.0% (identified cost, $2,552)	$2,552

TOTAL INVESTMENTS — 101.2% (identified cost, $20,370,972)	$21,784,906

LIABILITIES, IN EXCESS OF OTHER ASSETS — (1.2)%	(251,856)

NET ASSETS — 100.0%	$21,533,050

*       Non-income producing security.
(1)	Variable rate security. Rate presented is as of March 31, 2011.

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$1,946,483
Gross Unrealized Depreciation	(532,549)
Net Unrealized Appreciation	$1,413,934

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$21,782,354	$-	$-	$21,782,354
Short-Term Investments	-	2,552	-	2,552
Total Investments	$21,782,354	$2,552	$-	$21,784,906

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments - As of March 31, 2011 (Unaudited)

Shares	Value

EQUITY INTERESTS - 99.7%

AUSTRALIA - 4.2%
Australia & New Zealand Banking Group, Ltd.	8,519	$209,764
Commonwealth Bank of Australia	11,635	630,494
Rio Tinto, Ltd.	12,524	1,097,656
		$1,937,914

BELGIUM - 1.6%
Delhaize Group SA	9,149	$745,893

CANADA - 7.8%
Agrium, Inc.	1,523	$140,174
Bank of Nova Scotia	7,360	450,112
Canadian National Railway Co.	3,585	269,589
CGI Group, Inc. - Class A*	31,193	651,918
Sino-Forest Corp.*	25,820	671,546
Teck Resources, Ltd. - Class B	7,280	384,599
Toronto-Dominion Bank (The)	11,902	1,049,799
		$3,617,737

CHINA - 3.9%
Baidu, Inc., ADR*	4,746	$654,046
China Petroleum & Chemical Corp., ADR	2,289	230,228
China Railway Construction Corp., Ltd. - Class H	151,000	156,859
CNOOC, Ltd., ADR	1,097	277,585
ENN Energy Holdings, Ltd.	72,000	224,011
Xinyi Glass Holdings Co., Ltd.	284,000	295,019
		$1,837,748

DENMARK - 1.7%
Carlsberg A/S - Class B	7,342	$791,619

FRANCE - 10.6%
Alstom SA	4,878	$288,836
AXA SA	8,807	184,283
BNP Paribas	11,134	815,451
Bouygues SA	7,741	372,235
Cie Generale des Etablissements Michelin - Class B	7,428	628,248
France Telecom SA	14,142	317,290
PPR	2,267	347,929
Sanofi-Aventis SA	11,703	821,667
Schneider Electric SA	2,089	357,519
Technip SA	1,488	158,900
Total SA	10,314	628,715
		$4,921,073

GERMANY - 8.1%
Adidas AG	3,337	$210,660
Allianz SE	1,634	229,632
BASF SE	15,779	1,368,822
Bayer AG	4,786	371,105
Deutsche Bank AG	8,091	476,328
Fresenius SE & Co KGaA	2,754	255,987
Henkel AG & Co KGaA (Preferred Stock), 0.53%	2,718	168,903
Infineon Technologies AG	8,663	89,203
Muenchener Rueckversicherungs AG - Class R	2,314	365,815
Siemens AG	1,919	263,447
		$3,799,902

HONG KONG - 2.7%
Cheung Kong Holdings, Ltd.	50,000	$815,099
Guangdong Investment, Ltd.	414,000	209,177
Techtronic Industries Co.	151,500	210,357
		$1,234,633

ISRAEL - 0.8%
Teva Pharmaceutical Industries, Ltd., ADR	7,617	$382,145

ITALY - 3.2%
Enel SpA	119,652	$755,262
ENI SpA (Azioni Ordinarie)	30,592	752,349
		$1,507,611

JAPAN - 16.8%
Aisin Seiki Co., Ltd.	4,100	$142,867
Brother Industries, Ltd.	14,700	216,740
Daito Trust Construction Co., Ltd.	4,900	338,767
Honda Motor Co., Ltd.	13,600	512,790
ITOCHU Corp.	87,900	923,756
Marubeni Corp.	70,000	505,912
Mitsubishi Corp.	29,300	816,285
Mitsui & Co., Ltd.	47,000	845,524
Mitsui OSK Lines, Ltd.	121,000	699,312
Mizuho Financial Group, Inc.	111,800	186,153
NHK Spring Co., Ltd.	20,000	198,842
Nippon Electric Glass Co., Ltd.	36,000	511,679
Nippon Telegraph & Telephone Corp.	8,300	374,041
Nippon Yusen KK	100,000	392,133
Shimamura Co., Ltd.	2,600	229,947
Sumitomo Corp.	44,000	631,226
USS Co., Ltd.	1,830	142,858
Yamada Denki Co., Ltd.	2,850	192,911
		$7,861,743

NETHERLANDS - 1.9%
Aegon NV*	28,119	$210,851
Fugro NV	5,270	465,023
Koninklijke Vopak NV	4,642	223,644
		$899,518

NORWAY - 1.2%
Telenor ASA	33,224	$546,551

SINGAPORE - 2.6%
Jardine Cycle & Carriage, Ltd.	24,000	$696,866
Oversea-Chinese Banking Corp., Ltd.	70,000	532,011
		$1,228,877

SOUTH AFRICA - 0.6%
Sasol, Ltd., ADR	4,941	$286,331

SOUTH KOREA - 0.5%
POSCO, ADR	2,047	$233,952

SPAIN - 2.3%
Banco Santander SA	40,202	$467,359
Telefonica SA	24,178	606,104
		$1,073,463

SWEDEN - 2.8%
Getinge AB	12,198	$301,257
Svenska Handelsbanken AB - Class A (1)	17,036	559,009
Tele2 AB	10,309	238,262
TeliaSonera AB	23,536	203,520
		$1,302,048

SWITZERLAND - 6.9%
Nestle SA	23,806	$1,370,045
Novartis AG	7,944	432,607
Swatch Group AG (The)	1,735	770,163
Swiss Reinsurance Co., Ltd.	6,398	367,508
Zurich Financial Services AG (Inhaberktie)	1,038	291,709
		$3,232,032

UNITED KINGDOM - 19.5%
Anglo American PLC	5,369	$276,002
AstraZeneca PLC	21,575	990,129
Aviva PLC	75,617	524,598
Barclays PLC (Ordinary)	93,059	414,018
BHP Billiton PLC	20,640	813,888
BP PLC	221,532	1,612,175
Centrica PLC	68,369	356,503
Chemring Group PLC	13,520	149,861
Ensco PLC, ADR	4,355	251,893
Eurasian Natural Resources Corp. PLC	40,867	613,480
Investec PLC	74,867	573,278
Lloyds TSB Group PLC*	443,567	413,029
Rio Tinto PLC	2,581	181,169
Royal Dutch Shell PLC - Class B	12,556	454,862
Standard Chartered PLC	5,958	154,430
Vedanta Resources PLC	1,949	74,323
Vodafone Group PLC	242,876	687,146
WPP PLC	21,247	261,735
Xstrata PLC	13,671	319,286
		$9,121,805

TOTAL EQUITY INTERESTS - 99.7% (identified cost, $37,936,515)	$46,562,595

SHORT-TERM INVESTMENTS - 0.0%
Fidelity Government Money Market Fund, 0.01% (2)	8,795	$8,795

TOTAL SHORT-TERM INVESTMENTS - 0.0% (identified cost, $8,795)	$8,795

TOTAL INVESTMENTS — 99.7% (identified cost, $37,945,310)	$46,571,390

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.3%	127,415

NET ASSETS — 100.0%	$46,698,805

ADR — American Depository Receipt
PLC — Public Limited Company
*	Non-income producing security.
(1)	The security or a portion of the security is out on loan at March 31, 2011. Total loaned securities had a market value of $557,357 at March 31, 2011.
(2)	Variable rate security. Rate presented is as of March 31, 2011.

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$9,345,037
Gross Unrealized Depreciation	(718,957)
Net Unrealized Appreciation	$8,626,080

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$46,562,595	$-	$-	$46,562,595
Short-Term Investments	-	8,795	-	8,795
Total Investments	$46,562,595	$8,795	$-	$46,571,390

The Level 1 inputs displayed in this table under Equity Interests are Common Stock and Preferred Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	May 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	May 9, 2011

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer

Date:	May 12, 2011